Acquisitions	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Acquisitions	Acquisitions
We undertake acquisitions to complement our own internal product development activities. Our acquisitions have historically been made at prices above the fair value of the acquired net assets, resulting in goodwill, due to expectations of synergies of combining the businesses. These synergies include use of our existing infrastructure, such as sales force, business service centers, distribution channels and customer relations, to expand sales of an acquired business' products;
use of the infrastructure of the acquired businesses to cost-effectively expand sales of our products; and elimination of duplicative facilities, functions and staffing.
2023 Business Combination
On January 3, 2023, we acquired 100% of the shares of Verogen, Inc., a leader in the use of next-generation sequencing
(NGS) technologies to drive the future of human identification (HID) and forensic investigation. Verogen, a privately held company founded in 2017 and based in San Diego, California, supports the global human identification community with
NGS tools and professional services to help resolve criminal and missing-persons cases. The cash consideration, net of cash acquired was $149.5 million. The acquisition is not significant to the overall consolidated financial statements and as of September 30, 2023, the allocation of the purchase price was final. At the acquisition date, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired company from the acquisition date. The acquisition did not have a material impact to net sales, net income or earnings per common share and therefore no pro forma information has been provided herein.
2022 Business Combination
On May 11, 2022, we acquired BLIRT S.A., a supplier of standardized and customized solutions for proteins and enzymes as well as molecular biology reagents located in Gdańsk, Poland. Its offering includes proteins and enzymes that are critical to the life sciences industry and diagnostic kit manufacturers. The cash consideration, net of cash acquired was
$63.7 million. The acquisition was not significant to the overall consolidated financial statements. At the acquisition date, all the assets acquired and liabilities assumed were recorded at their respective fair values and our consolidated results of operations include the operating results from the acquired company from the acquisition date. The acquisition did not have a material impact to net sales, net income or earnings per share and therefore no pro forma information has been provided herein.